Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of loans to related parties

Related party activity for the years ended December 31, 2012 and 2011 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2012	2011
Balance, beginning of year	$57,753	$68,259
Additions	5,947	5,980
Repayments	(5,879)	(16,486)

Balance, end of year	$57,821	$57,753

Summary of leases

Terms of these three agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE CHAIRMAN OF THE BOARD OF DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,136	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.7 million obligation under capital lease at December 31, 2012.
(2)	This lease is recorded as a $2.9 million obligation under capital lease at December 31, 2012.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2012 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

December 31, 2012	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed